Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year	Operating Lease
2015	$342,399
2016	209,103
2017	16,413
Total	$567,915